Tax Note - Schedule of effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Major components of tax expense (income) [abstract]
Loss for the year from continuing operations before tax	$ (45,020)	$ (236,134)
Expected income tax	(12,155)	(63,756)
Change in statutory, foreign tax, foreign exchange rates and other	22,904	49,750
Permanent differences	3,159	3,709
Share issue cost	(536)	(6)
Adjustment to prior years provision and other	6,400	(2,334)
Change in unrecognized deductible temporary differences	13,587	12,926
Tax expense	6,185	289
Current income tax	3,955	1,612
Deferred income tax expense (recovery)	2,230	(1,323)
Total income tax	$ 6,185	$ 289